Subsequent event (Details) - $ / shares		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent event
Granted (in shares)		0	0	0
Expiration period from grant date		10 years
Non-vested shares
Subsequent event
Shares granted (in shares)		1,815,919	951,684
Subsequent events | Senior management | First anniversary of the grant date
Subsequent event
Restricted shares and stock options will be vested (as a percent)	25.00%
Subsequent events | Senior management | Three-year period ending on the fourth anniversary of the grant date
Subsequent event
Restricted shares and stock options will be vested (as a percent)	75.00%
Vesting period	3 years
Percentage of options granted, vesting at the end of each month after the first anniversary	0.0208333
Subsequent events | Senior management | 2014 Plan
Subsequent event
Granted (in shares)	1,320,000
Exercise Price per share (in dollars per share)	$ 13.67
Subsequent events | Senior management | Non-vested shares
Subsequent event
Shares granted (in shares)	900,000